SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment

Useful life
Electronic equipment	3-5 years
Office furniture	5 years
Transportation equipment	5 years

Schedule of financial liabilities

	September 30, 2025
Financial liabilities	Fair value				Book value
	Level 1	Level 2	Level 3	Total	Total
Derivative liability	—	—	$230,379	$230,379	$230,379
Total financial liabilities in fair value hierarchy	—	—	$230,379	$230,379	$230,379

Schedule of disaggregation of revenue

For the years ended September 30, 2025, 2024 and 2023, the disaggregation of revenue by major revenue stream is as follows:

	2025	2024	2023
Application development services	$7,892,842	$7,798,865	$8,305,939
Subscription services	1,764,544	2,288,806	2,776,175
AI Computing Power support services	147,651	—	—
Finance income	—	13,976	7,414
Total	$9,805,037	$10,101,647	$11,089,528

For the years ended September 30, 2025, 2024 and 2023, the disaggregation of revenue by geographical region where the services were provided is as follows:

	2025	2024	2023
Mainland China	$4,840,888	$4,257,832	$5,482,777
Hong Kong	3,331,612	4,595,699	5,606,751
Singapore	415,628	598,116	—
Japan	519,258	—	—
Cayman	697,651	650,000	—
Total	$9,805,037	$10,101,647	$11,089,528

Schedule of currency exchange rates

	September 30,	September 30,	September 30,
	2025	2024	2023
RMB Balance sheet items, except for equity accounts	US$1=RMB 7.1190	US$1=RMB 7.0176	US$1=RMB 7.2960
RMB Items in the statements of income and cash flows	US$1=RMB 7.2125	US$1=RMB 7.2043	US$1=RMB 7.0533
HK$ Balance sheet items, except for equity accounts	US$1=HK$7.7809	US$1=HK$7.7693	US$1=HK$7.8308
HK$ Items in the statements of income and cash flows	US$1=HK$7.7948	US$1=HK$7.8127	US$1=HK$7.8310
SG$ Balance sheet items, except for equity accounts	US$1=SG$1.2903	US$1=SG$1.2831	N/A
SG$ Items in the statements of income and cash flows	US$1=SG$1.3156	US$1=SG$1.3406	N/A
JPY Balance sheet items, except for equity accounts	US$1=JPY147.97	N/A	N/A
JPY Items in the statements of income and cash flows	US$1= JPY149.1517	N/A	N/A

Schedule of major customers

	2025	2024	2023
Percentage of the Company’s revenue
Customer A	27.0%	35.6%	43.1%
Customer B	*	*	10.6%
*	The revenue of this customer is not over 10% of total revenue of the Company.

	2025	2024
Percentage of the Company’s accounts receivable
Customer A	33.2%	36.9%
Customer B	11.2%	15.2%
Customer C	10.3%	12.3%
Customer D	12.7%	*
*	The accounts receivable of this customer is not over 10% of total accounts receivable of the Company.

	2025	2024	2023
Percentage of the Company’s purchases
Supplier A	29.6%	28.6%	—
Supplier B	*	19.1%	47.8%
Supplier C	17.3%	*	12.4%
Supplier D	*	*	11.8%
Supplier E	21.9%	*	*
*	Purchases from this supplier is not over 10% of total purchases of the Company.

	2025	2024
Percentage of the Company’s accounts payable
Supplier A	40.0%	33.4%
Supplier B	* %	11.2%
Supplier C	25.4%	—
*	The accounts payable of this supplier is not over 10% of total accounts payable of the Company.